CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Current assets:
Cash and cash equivalents	$ 332,509	$ 265,675
Time deposits with maturities over three months	145,139	139,433
Restricted cash	22,260	20,233
Accounts receivable, net of allowance for doubtful accounts of $49,094 and $47,162 as of June 30, 2018 and 2019, respectively	282,594	275,216
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $9,929 and $6,981 as of June 30, 2018 and 2019, respectively	197,955	161,012
Accounts receivable retention	5,468	0
Other receivables, net of allowance for doubtful accounts of $4,946 and $4,879 as of June 30, 2018 and 2019, respectively	27,109	30,467
Advances to suppliers	12,901	9,685
Amounts due from related parties	36,295	33,678
Inventories	42,983	58,074
Prepaid expenses	644	713
Income tax recoverable	3,621	6,712
Total current assets	1,109,478	1,000,898
Non-current assets:
Restricted cash	3,618	1,401
Accounts receivable retention	6,390	0
Prepaid expenses	2	0
Property, plant and equipment, net	76,006	80,210
Prepaid land leases	16,599	10,172
Intangible assets, net	1,383	3,186
Investments in equity investees	40,386	53,389
Investments securities	4,776	4,195
Goodwill	37,054	48,359
Deferred tax assets	13,725	8,318
Total non-current assets	199,939	209,230
Total assets	1,309,417	1,210,128
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $19,234 and $17,776 as of June 30, 2018 and 2019, respectively):
Derivative financial liability	758	412
Short-term bank loans	1,909	2,865
Current portion of long-term loans	20,310	350
Accounts payable	110,384	129,477
Construction costs payable	94	304
Deferred revenue	141,385	137,692
Accrued payroll and related expenses	14,512	14,299
Income tax payable	2,541	3,746
Warranty liabilities	8,039	5,622
Other tax payables	665	7,801
Accrued liabilities	35,507	25,133
Amounts due to related parties	5,395	5,353
Total current liabilities	341,499	333,054
Non-current liabilities (including amounts of the VIE without recourse to the primary beneficiary of nil and nil as of June 30, 2018 and 2019, respectively):
Accrued liabilities	3,530	2,410
Long-term loans	978	20,709
Deferred tax liabilities	12,173	9,366
Warranty liabilities	4,077	2,236
Total non-current liabilities	20,758	34,721
Total liabilities	362,257	367,775
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and outstanding as of June 30, 2018 and 2019, respectively	60	60
Additional paid-in capital	223,634	223,396
Statutory reserves	48,698	45,970
Retained earnings	708,515	578,079
Accumulated other comprehensive income	(35,521)	(5,453)
Total Hollysys Automation Technologies Ltd. stockholders' equity	945,386	842,052
Non-controlling interests	1,774	301
Total equity	947,160	842,353
Total liabilities and equity	$ 1,309,417	$ 1,210,128